Organization and Basis of Presentation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Organization and Basis of Presentation
Schedule of product sales and logistics revenue as a percentage of total sales

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Gasoline sales: gasoline and gasoline blendstocks such as ethanol and naphtha	65%	65%	62%	59%
Crude oil sales and logistics revenue	15%	18%	14%	19%
Distillates (home heating oil, diesel and kerosene), residual oil, natural gas and propane sales	20%	17%	24%	22%
Total	100%	100%	100%	100%

The following table presents the Partnership's product sales and logistics revenue as a percentage of total revenues for the years ended December 31:

	2013	2012	2011
Gasoline sales: gasoline and gasoline blendstocks such as ethanol and naphtha	58%	68%	68%
Crude oil sales and logistics revenue	18%	7%	*
Distillates (home heating oil, diesel and kerosene), residual oil, natural gas and propane sales	24%	25%	32%

Total	100%	100%	100%

*
Less than 1/2%